Derivative Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

(5) Derivative Financial Instruments

At September 26, 2015, the Company had outstanding floating rate debt obligations of $95.5 million. In March 2014, the Company entered into an interest rate cap agreement for a notional amount of $24.4 million to minimize the variability of its cash flows related to a portion of its floating rate indebtedness. The interest rate cap agreement caps LIBOR at 2.50% from March 2014 through December 2016 with respect to the $24.4 million notional amount of such agreement. On December 31, 2014, the notional amount increased by $24.3 million to $48.7 million. In June 2015, the Company entered into an additional interest rate cap agreement for a notional amount of $18.2 million which results in a combined amount of $66.9 million. The June 2015 interest rate cap agreement caps LIBOR at 2.50% from June 2015 through March 2018 with respect to the $18.2 million notional amount of such agreements.

Gains and losses realized due to the expiration of applicable portions of the interest rate caps are reclassified to Other (income) expense at the time quarterly interest payments are made.

(8) Derivative Financial Instruments

At December 27, 2014, the Company had outstanding floating rate debt obligations of $93.7 million. In March 2012, the Company entered into interest rate cap agreements for an aggregate notional amount of $25.5 million to minimize the variability of its cash flows related to a portion of its floating rate indebtedness. The interest rate cap agreement caps LIBOR at 1.5% from March 2012 through December 2014 with respect to the $25.5 million notional amount of such agreements. In March 2014, the Company entered into an additional interest rate cap agreement for an additional notional amount of $24.4 million to minimize the variability of its cash flows related to a portion of its floating rate indebtedness. The interest rate cap agreement caps LIBOR at 2.50% from March 2014 through December 2016 with respect to the $24.4 million notional amount of such agreements. On December 31, 2014 the notional amount is scheduled to increase by $24.3 million.

Gains and losses realized due to the expiration of applicable portions of the interest rate caps are reclassified to Other (income) expense at the time quarterly interest payments are made.